Financial Risk Management Activities - Assets Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of assets [line items]
Assets	$ 7,219	$ 7,153	$ 7,284
Available-for-sale financial assets, Equity securities
Disclosure of fair value measurement of assets [line items]
Assets	80	51	30
Available-for-sale financial assets, Equity securities | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	80	51	30
Available-for-sale financial assets, Equity securities | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	0	0	0
Available-for-sale financial assets, Equity securities | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	$ 0	$ 0	$ 0